ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER LIABILITIES
Schedule of accrued expenses and other liabilities

	December 31,	December 31,
	2019	2020
	RMB	RMB

Accrued payroll and welfare	772,590	668,197
Tax payable	803,116	194,406
Funds collected on behalf of third-party guarantee companies (i)	425,920	27,925
Accrued customer incentives	81,297	54,703
Accrued advertisement expenses	62,472	15,467
Payable to investors (ii)	68,011	110,227
Liabilities from quality assurance program and guarantee	4,397	22,783
Others	106,749	115,207
Total accrued expenses and other liabilities	2,324,552	1,208,915
(i)

Funds collected on behalf of third-party guarantee companies include the guarantee fees and guarantee funds under the credit assurance program as disclosed in Note 2. The guarantee fees amounted to RMB107 million and nil as of December 31, 2019 and 2020, respectively. The guarantee funds amounted to RMB314 million and nil as of December 31, 2019 and 2020, respectively.

Payable to investor represents interest and principal collected by the Group on behalf of lenders.